UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6444
Smith Barney Investment Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

ITEM 1.          SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST:

SMITH BARNEY S&P 500 INDEX FUND

FORM N-Q

MARCH 31, 2005

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 99.0%
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.2%
3,183	Cooper Tire & Rubber Co.	$58,440
6,829	Dana Corp.	87,343
25,898	Delphi Corp.	116,023
7,919	The Goodyear Tire & Rubber Co. (a)	105,719
8,654	Johnson Controls, Inc.	482,547
5,784	Visteon Corp. (a)	33,027
		883,099
Automobiles - 0.5%
82,780	Ford Motor Co.	937,897
25,536	General Motors Corp.	750,503
13,228	Harley-Davidson, Inc.	764,049
		2,452,449
Hotels, Restaurants & Leisure - 1.5%
23,893	Carnival Corp.	1,237,896
6,713	Darden Restaurants, Inc.	205,955
5,131	Harrah’s Entertainment, Inc.	331,360
17,475	Hilton Hotels Corp.	390,566
15,580	International Game Technology	415,363
9,117	Marriott International, Inc., Class A Shares	609,563
57,718	McDonald’s Corp.	1,797,339
18,087	Starbucks Corp. (a)	934,374
9,641	Starwood Hotels & Resorts Worldwide, Inc.	578,749
5,217	Wendy’s International, Inc.	203,672
13,174	Yum! Brands, Inc.	682,545
		7,387,382
Household Durables - 0.6%
3,649	The Black & Decker Corp.	288,235
5,721	Centex Corp.	327,642
6,546	Fortune Brands, Inc.	527,804
1,888	KB HOME	221,764
8,684	Leggett & Platt, Inc.	250,794
3,765	Maytag Corp.	52,597
12,496	Newell Rubbermaid Inc.	274,162
5,355	Pulte Homes, Inc.	394,289
2,621	Snap-on Inc.	83,322
3,422	The Stanley Works	154,914
3,050	Whirlpool Corp.	206,576
		2,782,099
Internet & Catalog Retail - 0.4%
54,796	eBay Inc. (a)	2,041,699
Leisure Equipment & Products - 0.2%
4,372	Brunswick Corp.	204,828
13,067	Eastman Kodak Co.	425,331

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Leisure Equipment & Products - 0.2% (continued)
7,469	Hasbro, Inc.	$152,741
18,892	Mattel, Inc.	403,344
		1,186,244
Media - 4.0%
23,898	Clear Channel Communications, Inc.	823,764
100,305	Comcast Corp., Class A Shares (a)	3,388,303
3,251	Dow Jones & Co., Inc.	121,490
11,411	Gannett Co., Inc.	902,382
19,036	The Interpublic Group of Cos., Inc. (a)	233,762
3,448	Knight-Ridder, Inc.	231,878
8,647	The McGraw Hill Cos., Inc.	754,451
2,077	Meredith Corp.	97,100
6,545	The New York Times Co., Class A Shares	239,416
130,648	News Corp., Class A Shares	2,210,564
8,472	Omnicom Group Inc.	749,941
208,413	Time Warner Inc. (a)	3,657,648
13,487	Tribune Co.	537,727
13,192	Univision Communications Inc., Class A Shares (a)	365,286
77,317	Viacom Inc., Class B Shares	2,692,951
92,847	The Walt Disney Co.	2,667,494
		19,674,157
Multi-Line Retail - 2.8%
4,945	Big Lots, Inc. (a)	59,439
21,403	Costco Wholesale Corp.	945,585
3,164	Dillard’s, Inc., Class A Shares	85,112
13,705	Dollar General Corp.	300,277
7,680	Family Dollar Stores, Inc.	233,165
7,682	Federated Department Stores, Inc.	488,882
12,928	J.C. Penney Co., Inc.	671,222
14,803	Kohl’s Corp. (a)	764,279
13,214	The May Department Stores Co.	489,182
5,678	Nordstrom, Inc.	314,448
40,619	Target Corp.	2,031,762
153,550	Wal-Mart Stores, Inc.	7,694,390
		14,077,743
Specialty Retail - 2.3%
10,155	AutoNation, Inc. (a)	192,336
3,093	AutoZone, Inc. (a)	265,070
13,735	Bed Bath & Beyond Inc. (a)	501,877
13,510	Best Buy Co., Inc.	729,675
8,560	Circuit City Stores, Inc.	137,388
33,358	The Gap, Inc.	728,539
99,596	The Home Depot, Inc.	3,808,551
17,322	Limited Brands	420,925
35,039	Lowe’s Cos., Inc.	2,000,377

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Specialty Retail - 2.3% (continued)
14,100	Office Depot, Inc. (a)	$312,738
4,214	OfficeMax Inc.	141,169
7,210	RadioShack Corp.	176,645
5,720	The Sherwin-Williams Co.	251,623
22,508	Staples, Inc.	707,426
21,829	The TJX Cos., Inc.	537,648
6,554	Tiffany & Co.	226,244
9,700	Toys “R” Us, Inc. (a)	249,872
		11,388,103
Textiles & Apparel - 0.4%
8,647	Coach, Inc. (a)	489,680
5,496	Jones Apparel Group, Inc.	184,061
4,893	Liz Claiborne, Inc.	196,356
10,436	NIKE, Inc., Class B Shares	869,423
2,536	Reebok International Ltd.	112,345
4,494	V.F. Corp.	265,775
		2,117,640
	TOTAL CONSUMER DISCRETIONARY	63,990,615
CONSUMER STAPLES - 8.4%
Beverages - 2.2%
35,217	Anheuser-Busch Co., Inc.	1,668,934
4,089	Brown-Forman Corp., Class B Shares	223,873
102,739	The Coca-Cola Co.	4,281,134
16,018	Coca-Cola Enterprises Inc.	328,689
3,655	Molson Coors Brewing Co., Class B Shares	282,056
8,983	The Pepsi Bottling Group, Inc.	250,177
76,034	PepsiCo, Inc.	4,032,083
		11,066,946
Food & Drug Retailing - 1.1%
16,721	Albertson’s, Inc.	345,289
18,093	CVS Corp.	952,054
33,209	The Kroger Co. (a)	532,340
20,368	Safeway Inc. (a)	377,419
6,195	SUPERVALU Inc.	206,603
28,872	Sysco Corp.	1,033,618
46,272	Walgreen Co.	2,055,402
		5,502,725
Food Products - 1.2%
28,337	Archer-Daniels-Midland Co.	696,523
14,737	Campbell Soup Co.	427,668
23,340	ConAgra Foods, Inc.	630,647
16,544	General Mills, Inc.	813,138
15,855	H.J. Heinz Co.	584,098
9,922	Hershey Foods Corp.	599,884
15,934	Kellogg Co.	689,464

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Food Products - 1.2% (continued)
6,117	McCormick & Co., Inc.	$210,608
35,770	Sara Lee Corp.	792,663
8,862	Wm. Wrigley Jr. Co.	581,081
		6,025,774
Household Products - 1.9%
6,922	The Clorox Co.	436,017
23,857	Colgate-Palmolive Co.	1,244,620
21,830	Kimberly-Clark Corp.	1,434,886
114,348	The Procter & Gamble Co.	6,060,444
		9,175,967
Personal Products - 0.7%
3,806	Alberto-Culver Co.	182,155
21,403	Avon Products, Inc.	919,045
44,937	The Gillette Co.	2,268,420
		3,369,620
Tobacco - 1.3%
93,732	Altria Group, Inc.	6,129,135
7,518	UST Inc.	388,681
		6,517,816
	TOTAL CONSUMER STAPLES	41,658,848
ENERGY - 8.5%
Energy Equipment & Services - 1.2%
15,309	Baker Hughes Inc.	681,097
7,344	BJ Services Co.	381,007
22,844	Halliburton Co.	988,003
6,412	Nabors Industries, Ltd. (a)	379,206
7,643	National Oilwell Varco, Inc. (a)	356,928
6,148	Noble Corp.	345,579
4,871	Rowan Cos., Inc. (a)	145,789
26,742	Schlumberger Ltd.	1,884,776
14,542	Transocean Inc. (a)	748,331
		5,910,716
Oil & Gas - 7.3%
3,871	Amerada Hess Corp.	372,429
10,723	Anadarko Petroleum Corp.	816,020
14,802	Apache Corp.	906,326
2,986	Ashland Inc.	201,465
17,583	Burlington Resources, Inc.	880,381
95,407	ChevronTexaco Corp.	5,563,182
31,556	ConocoPhillips	3,402,999
21,729	Devon Energy Corp.	1,037,560
10,861	EOG Resources, Inc.	529,365
289,437	Exxon Mobil Corp.	17,250,445
7,394	Kerr-McGee Corp.	579,172
15,719	Marathon Oil Corp.	737,535

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Oil & Gas - 7.3% (continued)
17,984	Occidental Petroleum Corp.	$1,279,921
3,144	Sunoco, Inc.	325,467
12,259	Unocal Corp.	756,258
11,632	Valero Energy Corp.	852,277
15,780	XTO Energy Inc.	518,215
		36,009,017
	TOTAL ENERGY	41,919,733
FINANCIALS - 19.7%
Banks - 6.7%
16,124	AmSouth Bancorp.	418,418
24,874	BB&T Corp.	972,076
183,695	Bank of America Corp.	8,100,950
35,258	The Bank of New York Co., Inc.	1,024,245
7,692	Comerica Inc.	423,675
5,579	Compass Bancshares, Inc.	253,287
23,630	Fifth Third Bancorp	1,015,617
5,621	First Horizon National Corp.	229,281
12,809	Golden West Financial Corp.	774,944
10,477	Huntington Bancshares Inc.	250,400
18,428	KeyCorp	597,989
4,459	M&T Bank Corp.	455,086
9,453	Marshall & Ilsley Corp.	394,663
19,157	Mellon Financial Corp.	546,741
26,987	National City Corp.	904,064
21,421	North Fork Bancorp., Inc.	594,219
9,232	Northern Trust Corp.	401,038
12,824	PNC Financial Services Group	660,180
21,126	Regions Financial Corp.	684,482
16,880	Sovereign Bancorp, Inc.	374,061
15,348	SunTrust Banks, Inc.	1,106,130
14,064	Synovus Financial Corp.	391,823
83,966	U.S. Bancorp	2,419,900
71,863	Wachovia Corp.	3,658,545
39,585	Washington Mutual, Inc.	1,563,608
76,858	Wells Fargo & Co.	4,596,108
4,064	Zions Bancorp.	280,497
		33,092,027
Diversified Financials - 8.3%
53,154	American Express Co.	2,730,521
5,131	The Bear Stearns Cos. Inc.	512,587
9,499	CIT Group Inc.	360,962
11,195	Capital One Financial Corp.	837,050
52,108	The Charles Schwab Corp.	547,655
236,868	Citigroup Inc. (b)	10,644,848
26,285	Countrywide Financial Corp.	853,211

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Diversified Financials - 8.3% (continued)
16,920	E*TRADE Financial Corp. (a)	$203,040
43,832	Fannie Mae	2,386,652
4,308	Federated Investors, Inc., Class B Shares	121,959
8,977	Franklin Resources, Inc.	616,271
31,175	Freddie Mac	1,970,260
20,279	The Goldman Sachs Group, Inc.	2,230,487
10,830	Janus Capital Group Inc.	151,078
161,016	JPMorgan Chase & Co.	5,571,154
12,527	Lehman Brothers Holdings Inc.	1,179,542
57,902	MBNA Corp.	1,421,494
42,159	Merrill Lynch & Co., Inc.	2,386,199
6,226	Moody’s Corp.	503,434
50,413	Morgan Stanley	2,886,144
13,611	Principal Financial Group, Inc.	523,887
13,348	Providian Financial Corp. (a)	229,052
19,459	SLM Corp.	969,837
15,170	State Street Corp.	663,232
5,615	T. Rowe Price Group Inc.	333,419
		40,833,975
Insurance - 4.2%
12,905	ACE Ltd.	532,589
22,702	AFLAC, Inc.	845,877
30,785	Allstate Corp.	1,664,237
4,897	Ambac Financial Group, Inc.	366,051
118,027	American International Group, Inc.	6,539,876
14,320	Aon Corp.	327,069
8,701	The Chubb Corp.	689,728
7,152	Cincinnati Financial Corp.	311,899
13,369	The Hartford Financial Services Group, Inc.	916,579
6,189	Jefferson-Pilot Corp.	303,570
7,946	Lincoln National Corp.	358,682
7,211	Loews Corp.	530,297
24,006	Marsh & McLennan Cos., Inc.	730,263
6,362	MBIA Inc.	332,605
33,236	MetLife, Inc.	1,299,528
4,363	MGIC Investment Corp.	269,066
9,071	The Progressive Corp.	832,355
23,714	Prudential Financial, Inc.	1,361,184
5,810	SAFECO Corp.	283,005
30,374	The St. Paul Travelers Cos., Inc.	1,115,637
4,884	Torchmark Corp.	254,945
13,581	UnumProvident Corp.	231,149
6,270	XL Capital Ltd., Class A Shares	453,760
		20,549,951
Real Estate Investment Trusts - 0.5%
4,310	Apartment Investment and Management Co., Class A Shares	160,332

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Real Estate Investment Trusts - 0.5% (continued)
8,996	Archstone-Smith Trust	$306,854
18,272	Equity Office Properties Trust	550,535
12,790	Equity Residential	411,966
8,326	Plum Creek Timber Co., Inc.	297,238
8,341	ProLogis	309,451
10,029	Simon Property Group, Inc.	607,557
		2,643,933
	TOTAL FINANCIALS	97,119,886
HEALTHCARE - 12.8%
Biotechnology - 1.1%
56,796	Amgen Inc. (a)	3,306,095
15,072	Biogen Idec Inc. (a)	520,135
6,689	Chiron Corp. (a)	234,516
11,231	Genzyme Corp. (a)	642,862
19,667	Gilead Sciences, Inc. (a)	704,079
11,269	MedImmune, Inc. (a)	268,315
		5,676,002
Healthcare Equipment & Supplies - 2.1%
8,844	Applera Corp. - Applied Biosystems Group	174,581
2,458	Bausch & Lomb, Inc.	180,171
28,147	Baxter International, Inc.	956,435
11,457	Becton Dickinson & Co.	669,318
11,429	Biomet, Inc.	414,873
34,425	Boston Scientific Corp. (a)	1,008,308
4,743	C.R. Bard, Inc.	322,903
5,316	Fisher Scientific International, Inc. (a)	302,587
14,596	Guidant Corp.	1,078,644
10,423	IMS Health Inc.	254,217
54,824	Medtronic, Inc.	2,793,283
2,230	Millipore Corp. (a)	96,782
16,415	St. Jude Medical, Inc. (a)	590,940
16,992	Stryker Corp.	758,013
11,174	Zimmer Holdings, Inc. (a)	869,449
		10,470,504
Healthcare Providers & Services - 2.4%
13,363	Aetna Inc.	1,001,557
5,075	AmerisourceBergen Corp.	290,747
19,656	Cardinal Health, Inc.	1,096,805
20,741	Caremark Rx, Inc. (a)	825,077
5,954	CIGNA Corp.	531,692
3,439	Express Scripts, Inc. (a)	299,846
18,622	HCA Inc.	997,581
11,092	Health Management Associates, Inc., Class A Shares	290,389
7,326	Humana, Inc. (a)	233,992
6,168	Laboratory Corp. of America Holdings (a)	297,298

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Healthcare Providers & Services - 2.4% (continued)
3,891	Manor Care, Inc.	$141,477
13,403	McKesson Corp.	505,963
4,144	Quest Diagnostics Inc.	435,659
21,280	Tenet Healthcare Corp. (a)	245,358
29,078	UnitedHealth Group Inc.	2,773,460
13,830	WellPoint, Inc. (a)	1,733,590
		11,700,491
Pharmaceuticals - 7.2%
70,619	Abbott Laboratories	3,292,258
5,973	Allergan, Inc.	414,944
88,626	Bristol-Myers Squibb Co.	2,256,418
51,351	Eli Lilly and Co.	2,675,387
15,891	Forest Laboratories, Inc. (a)	587,172
7,115	Hospira, Inc. (a)	229,601
134,798	Johnson & Johnson	9,053,034
10,875	King Pharmaceuticals, Inc. (a)	90,371
12,439	Medco Health Solutions, Inc. (a)	616,601
100,132	Merck & Co., Inc.	3,241,273
12,105	Mylan Laboratories Inc.	214,501
338,095	Pfizer Inc.	8,881,756
66,732	Schering-Plough Corp.	1,211,186
4,905	Watson Pharmaceuticals, Inc. (a)	150,731
60,591	Wyeth	2,555,728
		35,470,961
	TOTAL HEALTHCARE	63,317,958
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.9%
37,762	The Boeing Co.	2,207,567
9,090	General Dynamics Corp.	973,085
5,427	Goodrich Corp.	207,800
5,239	L-3 Communications Holdings, Inc.	372,074
18,199	Lockheed Martin Corp.	1,111,231
16,343	Northrop Grumman Corp.	882,195
20,534	Raytheon Co.	794,666
8,063	Rockwell Collins, Inc.	383,718
23,210	United Technologies Corp.	2,359,529
		9,291,865
Air Freight & Couriers - 1.0%
13,677	FedEx Corp.	1,284,954
2,879	Ryder Systems, Inc.	120,054
50,732	United Parcel Service, Inc., Class B Shares	3,690,246
		5,095,254
Airlines - 0.1%
6,838	Delta Air Lines, Inc. (a)	27,694
33,432	Southwest Airlines Co.	476,072
		503,766

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Building Products - 0.2%
8,206	American Standard Cos. Inc.	$381,415
20,254	Masco Corp.	702,206
		1,083,621
Commercial Services & Supplies - 1.7%
12,217	Allied Waste Industries, Inc. (a)	89,306
7,536	Apollo Group, Inc., Class A Shares (a)	558,116
26,405	Automatic Data Processing Inc.	1,186,905
4,617	Avery Dennison Corp.	285,931
47,712	Cendant Corp.	980,004
6,787	Cintas Corp.	280,371
6,572	Convergys Corp. (a)	98,120
6,049	Equifax, Inc.	185,644
36,330	First Data Corp.	1,428,132
8,706	Fiserv, Inc. (a)	346,499
7,520	H&R Block, Inc.	380,362
5,497	Monster Worldwide, Inc. (a)	154,191
16,070	Paychex, Inc.	527,417
10,421	Pitney Bowes, Inc.	470,196
9,812	R.R. Donnelley & Sons Co.	310,255
7,264	Robert Half International Inc.	195,837
6,008	Sabre Holdings Corp., Class A Shares	131,455
25,831	Waste Management, Inc.	745,224
		8,353,965
Construction & Engineering - 0.0%
3,837	Fluor Corp.	212,685
Electrical Equipment - 0.5%
8,108	American Power Conversion Corp.	211,700
4,211	Cooper Industries, Ltd., Class A Shares	301,171
18,983	Emerson Electric Co.	1,232,566
7,964	Rockwell Automation, Inc.	451,081
		2,196,518
Industrial Conglomerates - 5.2%
34,997	3M Co.	2,998,893
480,489	General Electric Co. (c)	17,326,433
38,561	Honeywell International Inc.	1,434,855
5,307	Reynolds American Inc.	427,691
6,149	Textron Inc.	458,838
91,283	Tyco International Ltd.	3,085,365
		25,732,075
Machinery - 1.4%
15,569	Caterpillar Inc.	1,423,629
1,944	Cummins Inc.	136,760
12,499	Danaher Corp.	667,572
11,213	Deere & Co.	752,729
9,236	Dover Corp.	349,028
6,959	Eaton Corp.	455,119

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Machinery - 1.4% (continued)
12,434	Illinois Tool Works, Inc.	$1,113,216
7,866	Ingersoll-Rand Co. Ltd., Class A Shares	626,527
4,205	ITT Industries, Inc.	379,459
2,983	Navistar International Corp. (a)	108,581
7,856	PACCAR Inc.	568,696
5,682	Pall Corp.	154,096
5,414	Parker-Hannifin Corp.	329,821
		7,065,233
Road & Rail - 0.6%
17,192	Burlington Northern Santa Fe Corp.	927,165
9,744	CSX Corp.	405,838
18,090	Norfolk Southern Corp.	670,234
11,859	Union Pacific Corp.	826,572
		2,829,809
Trading Companies & Distributors - 0.1%
7,976	Genuine Parts Co.	346,876
3,752	W.W. Grainger, Inc.	233,637
		580,513
	TOTAL INDUSTRIALS	62,945,304
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 2.4%
36,868	ADC Telecommunications, Inc. (a)	73,367
7,337	Andrew Corp. (a)	85,916
21,936	Avaya Inc. (a)	256,212
25,749	CIENA Corp. (a)	44,288
293,026	Cisco Systems, Inc. (a)	5,242,235
8,920	Comverse Technology, Inc. (a)	224,962
63,882	Corning, Inc. (a)	711,007
65,457	JDS Uniphase Corp. (a)	109,313
200,702	Lucent Technologies Inc. (a)	551,930
111,032	Motorola, Inc.	1,662,149
74,621	QUALCOMM, Inc.	2,734,860
6,862	Scientific-Atlanta, Inc.	193,646
20,780	Tellabs, Inc. (a)	151,694
		12,041,579
Computers & Peripherals - 3.8%
37,042	Apple Computer, Inc. (a)	1,543,540
111,430	Dell Inc. (a)	4,281,141
108,989	EMC Corp. (a)	1,342,744
13,383	Gateway, Inc. (a)	53,933
131,332	Hewlett-Packard Co.	2,881,424
74,005	International Business Machines Corp.	6,762,577
5,745	Lexmark International, Inc., Class A Shares (a)	459,428
8,430	NCR Corp. (a)	284,428
16,674	Network Appliance, Inc. (a)	461,203
7,533	NVIDIA Corp. (a)	178,984

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Computers & Peripherals - 3.8% (continued)
153,364	Sun Microsystems, Inc. (a)	$619,591
		18,868,993
Electronic Equipment & Instruments - 0.5%
19,613	Agilent Technologies, Inc. (a)	435,409
13,238	Broadcom Corp., Class A Shares (a)	396,081
8,237	Jabil Circuit, Inc. (a)	234,919
7,580	Molex, Inc.	199,809
5,794	PerkinElmer, Inc.	119,530
24,065	Sanmina-SCI Corp. (a)	125,619
44,340	Solectron Corp. (a)	153,860
10,985	Symbol Technologies, Inc.	159,173
4,064	Tektronix, Inc.	99,690
7,301	Thermo Electron Corp. (a)	184,642
5,527	Waters Corp. (a)	197,811
		2,306,543
Internet Software & Services - 0.4%
59,046	Yahoo! Inc. (a)	2,001,659
IT Consulting & Services - 0.3%
5,696	Affiliated Computer Services, Inc., Class A Shares (a)	303,255
8,664	Computer Sciences Corp. (a)	397,244
23,399	Electronic Data Systems Corp.	483,657
13,029	SunGard Data Systems Inc. (a)	449,500
15,118	Unisys Corp. (a)	106,733
		1,740,389
Office Electronics - 0.1%
43,339	Xerox Corp. (a)	656,586
Semiconductor Equipment & Products - 3.0%
17,720	Advanced Micro Devices, Inc. (a)	285,646
16,755	Altera Corp. (a)	331,414
16,842	Analog Devices, Inc.	608,670
75,723	Applied Materials, Inc.	1,230,499
13,904	Applied Micro Circuits Corp. (a)	45,744
18,302	Freescale Semiconductor, Inc., Class B Shares (a)	315,710
282,228	Intel Corp.	6,556,156
8,933	KLA-Tencor Corp.	411,007
13,860	Linear Technology Corp.	530,977
17,560	LSI Logic Corp. (a)	98,160
14,794	Maxim Integrated Products, Inc.	604,631
27,947	Micron Technology, Inc. (a)	288,972
16,070	National Semiconductor Corp.	331,203
6,401	Novellus Systems, Inc. (a)	171,099
8,286	PMC-Sierra, Inc. (a)	72,917
4,189	QLogic Corp. (a)	169,654
8,781	Teradyne, Inc. (a)	128,203
78,060	Texas Instruments Inc.	1,989,749
15,864	Xilinx, Inc.	463,705
		14,634,116

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Software - 3.8%
11,000	Adobe Systems, Inc.	$738,870
10,437	Autodesk, Inc. (a)	310,605
10,112	BMC Software, Inc. (a)	151,680
7,738	Citrix Systems, Inc. (a)	184,319
24,057	Computer Associates International, Inc.	651,945
17,357	Compuware Corp. (a)	124,970
13,942	Electronic Arts Inc. (a)	721,917
8,373	Intuit Inc. (a)	366,486
3,833	Mercury Interactive Corp. (a)	181,608
458,663	Microsoft Corp.	11,085,885
16,997	Novell, Inc. (a)	101,302
203,781	Oracle Corp. (a)	2,543,187
12,051	Parametric Technology, Inc. (a)	67,365
23,360	Siebel Systems, Inc. (a)	213,277
32,202	Symantec Corp. (a)	686,869
19,041	VERITAS Software Corp. (a)	442,132
		18,572,417
	TOTAL INFORMATION TECHNOLOGY	70,822,282
MATERIALS - 3.2%
Chemicals - 1.8%
10,315	Air Products & Chemicals, Inc.	652,836
43,192	The Dow Chemical Co.	2,153,121
45,148	E.I. du Pont de Nemours & Co.	2,313,384
3,552	Eastman Chemical Co.	209,568
10,067	Ecolab Inc.	332,714
5,554	Engelhard Corp.	166,787
2,257	Great Lakes Chemical Corp.	72,495
4,916	Hercules, Inc. (a)	71,233
4,043	International Flavors & Fragrances Inc.	159,698
12,107	Monsanto Co.	780,902
7,833	PPG Industries, Inc.	560,216
14,636	Praxair, Inc.	700,479
8,788	Rohm and Haas Co.	421,824
3,136	Sigma-Aldrich Corp.	192,080
		8,787,337
Construction Materials - 0.0%
4,650	Vulcan Materials Co.	264,260
Containers & Packaging - 0.2%
5,014	Ball Corp.	207,981
4,914	Bemis, Inc.	152,924
6,753	Pactiv Corp. (a)	157,683
3,795	Sealed Air Corp. (a)	197,112
2,587	Temple-Inland, Inc.	187,687
		903,387
Metals & Mining - 0.7%
39,454	Alcoa Inc.	1,199,007
4,067	Allegheny Technologies Inc.	98,055

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Metals & Mining - 0.7% (continued)
8,137	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	$322,307
20,168	Newmont Mining Corp.	852,098
7,226	Nucor Corp.	415,929
4,383	Phelps Dodge Corp.	445,883
5,147	United States Steel Corp.	261,725
		3,595,004
Paper & Forest Products - 0.5%
11,737	Georgia-Pacific Corp.	416,546
22,162	International Paper Co.	815,340
5,021	Louisiana-Pacific Corp.	126,228
9,202	MeadWestvaco Corp.	292,808
10,989	Weyerhaeuser Co.	752,746
		2,403,668
	TOTAL MATERIALS	15,953,656
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.8%
13,709	ALLTEL Corp.	751,939
36,368	AT&T Corp.	681,900
83,111	BellSouth Corp.	2,184,988
6,032	CenturyTel, Inc.	198,091
15,075	Citizens Communications Co.	195,071
76,161	Qwest Communications International Inc. (a)	281,796
149,757	SBC Communications Inc.	3,547,743
67,088	Sprint FON Group	1,526,252
125,548	Verizon Communications Inc.	4,456,954
		13,824,734
Wireless Telecommunication Services - 0.3%
51,127	Nextel Communications, Inc., Class A Shares (a)	1,453,029
	TOTAL TELECOMMUNICATION SERVICES	15,277,763
UTILITIES - 3.4%
Electric Utilities - 2.7%
29,286	The AES Corp. (a)	479,705
6,184	Allegheny Energy, Inc. (a)	127,761
8,804	Ameren Corp.	431,484
17,439	American Electric Power Co., Inc.	593,972
24,252	Calpine Corp. (a)	67,906
13,153	CenterPoint Energy, Inc.	158,231
8,659	Cinergy Corp.	350,863
9,047	CMS Energy Corp. (a)	117,973
11,002	Consolidated Edison, Inc.	464,064
7,976	Constellation Energy Group, Inc.	412,359
15,439	Dominion Resources, Inc.	1,149,125
7,892	DTE Energy Co.	358,928
14,708	Edison International	510,662
9,695	Entergy Corp.	685,049
30,129	Exelon Corp.	1,382,620
14,950	FirstEnergy Corp.	627,153

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Electric Utilities - 2.7% (continued)
17,786	FPL Group, Inc.	$714,108
16,293	PG&E Corp.	555,591
4,183	Pinnacle West Capital Corp.	177,819
8,535	PPL Corp.	460,805
11,249	Progress Energy, Inc.	471,896
10,843	Public Service Enterprise Group Inc.	589,751
33,680	The Southern Co.	1,072,034
9,480	TECO Energy, Inc.	148,646
10,919	TXU Corp.	869,480
18,131	Xcel Energy, Inc.	311,491
		13,289,476
Gas Utilities - 0.3%
29,116	El Paso Corp.	308,047
7,318	KeySpan Corp.	285,182
4,956	Kinder Morgan, Inc.	375,169
1,984	Nicor Inc.	73,587
1,745	Peoples Energy Corp.	73,150
10,730	Sempra Energy	427,483
		1,542,618
Multi-Utilities - 0.4%
42,527	Duke Energy Corp.	1,191,181
15,506	Dynegy Inc., Class A Shares (a)	60,628
12,389	NiSource Inc.	282,345
25,906	The Williams Cos., Inc.	487,292
		2,021,446
	TOTAL UTILITIES	16,853,540
	TOTAL COMMON STOCK
	(Cost - $506,880,364)	489,859,585
FACE AMOUNT
U.S. TREASURY BILLS - 0.3%
$1,300,000	U.S. Treasury Bills, due 6/16/05 (d) (Cost - $1,292,508)	1,292,596
REPURCHASE AGREEMENT - 0.3%
1,410,000	State Street Bank & Trust Co. dated 3/31/05, 2.380% due 4/1/05; Proceeds at maturity - $1,410,093; (Fully collateralized by U.S. Treasury Notes, 3.625% due 7/15/06; Market Value - $1,441,750) (Cost - $1,410,000)	1,410,000
	TOTAL INVESTMENTS - 99.6% (Cost - $509,582,872*)	492,562,181
	Other Assets in Excess of Liabilities - 0.4%	2,043,783
	TOTAL NET ASSETS - 100.0%	$494,605,964

(a)	Non-income producing security.
(b)	Citigroup Inc. is the parent company of the Travelers Investment Management Company, the Fund’s investment adviser.
(c)	All or a portion of this security is segregated for open futures contracts.
(d)	This security is held as collateral for open futures contracts.
*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney S&P 500 Index Fund (“Fund”) is a separate investment fund of the Smith Barney Investment Trust (“Trust”).  The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)   Investment Valuation – Securities traded on national securities markets are valued at the closing price on such markets.  Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price.  Securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the quoted bid and asked prices.  When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b)   Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)   Financial Futures Contracts - The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.  When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d)   Security Transactions - Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$80,540,062
Gross unrealized depreciation	(97,560,753)
Net unrealized depreciation	$(17,020,691)

At March 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
S&P 500 Index	9	6/05	$2,639,097	$2,663,775	$24,678

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date	May 27, 2005